EQUITY - BBUC Exchangeable Shares (Details)	6 Months Ended
Jun. 30, 2024 shares
Disclosure of classes of share capital [line items]
Converted to LP Units (in shares)	(3)
Balance at end of period (in shares)	72,954,447
BBCU exchangeable shares
Disclosure of classes of share capital [line items]
Balance at beginning of period (in shares)	72,954,450
Converted to LP Units (in shares)	(3,000,000)